UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    02/07/2008
----------------                   ---------------                    ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           83
                                         -----------
Form 13F Information Table Value Total:     $309,053
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABB LTD SPONSORED ADR                           000375204     8602  298675 SH       Sole             40175      0 258500
BP P L C SPONSORED ADR                          055622104      997   13620 SH       Sole                        0  13620
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      312    6200 SH       Sole                        0   6200
ROYAL DUTCH SHELL CL A                          780259206      865   10272 SH       Sole                        0  10272
3M CO                          COM              88579Y101     7154   84843 SH       Sole             10640      0  74203
A T & T (Formerly SBC COMMUNI  COM              00206r102      263    6339 SH       Sole                        0   6339
ABBOTT LABORATORIES            COM              002824100      224    3992 SH       Sole                        0   3992
ALTRIA GROUP INC               COM              02209S103     1965   26000 SH       Sole                        0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      644   12376 SH       Sole                        0  12376
AMERICAN INTERNATIONAL GROUP I COM              026874107      720   12357 SH       Sole                        0  12357
APPLE COMPUTER INC             COM              037833100      371    1875 SH       Sole                        0   1875
BANK OF AMERICA CORP           COM              060505104     6335  153532 SH       Sole             21475      0 132057
BAXTER INTERNATIONAL INC       COM              071813109      290    5000 SH       Sole                        0   5000
BERKSHIRE HATHAWAY INC CL B    COM              084670207      118      25 SH       Sole                10      0     15
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       46   19500 SH       Sole                        0  19500
BLACKROCK GLOBAL FLG COM       COM              091941104      284   18000 SH       Sole                        0  18000
BRISTOL MYERS SQUIBB CO        COM              110122108     1097   41358 SH       Sole                        0  41358
BROADCOM CORP CL A             COM              111320107     3264  124875 SH       Sole             16025      0 108850
BURLINGTON NRTHN SANTA COM     COM              12189T104      172    2061 SH       Sole                        0   2061
CHEVRON CORP                   COM              166764100    10097  108187 SH       Sole             14095      0  94092
CISCO SYSTEMS INC              COM              17275R102     7077  261445 SH       Sole             27363      0 234082
CITIGROUP INC                  COM              172967101      961   32658 SH       Sole                        0  32658
CLARUS CORP DEL                COM              182707109      103   17400 SH       Sole                        0  17400
COCA COLA CO                   COM              191216100     9570  155935 SH       Sole             22525      0 133410
COMCAST CORP CL A (SP)         COM              20030N200     4481  247282 SH       Sole             34498      0 212784
DEERE & CO COM                 COM              244199105     1568   16836 SH       Sole                        0  16836
DELL INC                       COM              24702R101     4659  190082 SH       Sole             33200      0 156882
DISNEY WALT CO                 COM              254687106     7651  237012 SH       Sole             25850      0 211162
DOW CHEMICAL CO                COM              260543103      340    8620 SH       Sole                        0   8620
E I DU PONT DE NEMOURS & CO    COM              263534109      216    4888 SH       Sole              2000      0   2888
EATON VANCE FLTNG RTE COM      COM              278279104      468   30000 SH       Sole                        0  30000
EMERSON ELECTRIC CO            COM              291011104      819   14452 SH       Sole                        0  14452
EQUITABLE RES INC COM          COM              294549100      373    7000 SH       Sole                        0   7000
EXXON MOBIL CORP               COM              30231G102    18984  202629 SH       Sole             19730      0 182899
GENENTECH INC COM NEW          COM              368710406      206    3075 SH       Sole                        0   3075
GENERAL ELECTRIC CO            COM              369604103    12840  346368 SH       Sole             37250      0 309118
GENERAL MILLS INC              COM              370334104      547    9600 SH       Sole                        0   9600
GOLDMAN SACHS GROUP INC        COM              38141G104     8180   38035 SH       Sole              5060      0  32975
HARTFORD FINANCIAL SERVICES GR COM              416515104      191    2190 SH       Sole                        0   2190
HONEYWELL INTL INC             COM              438516106     8435  137003 SH       Sole             18450      0 118553
INTEL CORP                     COM              458140100     6823  255908 SH       Sole             39525      0 216383
INTERNATIONAL BUSINESS MACHINE COM              459200101     1535   14199 SH       Sole                        0  14199
ITT INDUSTRIES INC             COM              450911102      178    2694 SH       Sole                        0   2694
J P MORGAN CHASE AND CO        COM              46625H100     6966  159579 SH       Sole             21125      0 138454
JOHNSON AND JOHNSON CO         COM              478160104     9063  135875 SH       Sole             17375      0 118500
KRAFT FOODS INC CL A           COM              50075N104      590   18092 SH       Sole                        0  18092
MCCORMICK & CO INC NON-VOTING  COM              579780206     4060  107106 SH       Sole             20875      0  86231
MCDONALDS CORP                 COM              580135101     1428   24244 SH       Sole                        0  24244
MCGRAW HILL COMPANIES INC      COM              580645109      202    4600 SH       Sole                        0   4600
MEDTRONIC INC                  COM              585055106     7473  148655 SH       Sole             21100      0 127555
MERCK AND CO INC               COM              589331107    13417  230887 SH       Sole             22250      0 208637
MFS GOVT MKTS INCM TR SH BEN I COM              552939100      203   30002 SH       Sole                        0  30002
MICROSOFT CORP                 COM              594918104    13430  377257 SH       Sole             44415      0 332842
NORTHERN TRUST CORP            COM              665859104     4952   64663 SH       Sole             10400      0  54263
PEPSICO INC                    COM              713448108     1320   17385 SH       Sole                        0  17385
PFIZER INC                     COM              717081103     7178  315807 SH       Sole             41500      0 274307
PROCTER AND GAMBLE CO          COM              742718109    10980  149557 SH       Sole             20637      0 128920
SCHERING PLOUGH CORP COM       COM              806605101     9016  338422 SH       Sole             45065      0 293357
SCHLUMBERGER LTD               COM              806857108     2514   25560 SH       Sole                        0  25560
SEALED AIR CORP NEW            COM              81211K100      585   25300 SH       Sole                        0  25300
SYSCO CORP                     COM              871829107      237    7600 SH       Sole                        0   7600
TEXAS INSTRUMENTS INC          COM              882508104     4744  142032 SH       Sole             17050      0 124982
UNITED TECHNOLOGIES CORP       COM              913017109     7993  104424 SH       Sole             14040      0  90384
VERIZON COMMUNICATIONS         COM              92343V104      233    5338 SH       Sole                        0   5338
WAL MART STORES INC            COM              931142103      389    8184 SH       Sole              1500      0   6684
WARREN RES INC COM             COM              93564A100      311   22000 SH       Sole                        0  22000
WEYERHAEUSER CO                COM              962166104      332    4500 SH       Sole                        0   4500
WYETH COM                      COM              983024100      580   13120 SH       Sole                        0  13120
BARCLAYS BK PLC IP MSCI IND 36                  06739F291     9290   94995 SH       Sole             13800      0  81195
JAPAN INDEX FD (MSCI)                           464286848     5872  441833 SH       Sole             59090      0 382743
DOW JONES INDUSTRIAL INDEX (DI                  252787106     4128   31140 SH       Sole               636      0  30504
ENERGY SECTOR (SPDR)                            81369Y506      993   12517 SH       Sole               280      0  12237
HEALTHCARE SECTOR (SPDR)                        81369Y209     1943   55015 SH       Sole              1251      0  53764
ISHARES TR GLDM SCHS SEMI                       464287523      730   12280 SH       Sole               275      0  12005
ISHARES TR NASDAQ BIOTECH INDX                  464287556     4649   57270 SH       Sole              7305      0  49965
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     8793   46518 SH       Sole              7000      0  39518
POWERSHARES ETF TRUST DYN EN E                  73935x658     7054  278029 SH       Sole             40430      0 237599
POWERSHARES ETF TRUST DYN OIL                   73935X625      190    6850 SH       Sole                        0   6850
POWERSHARES ETF TRUST WATER RE                  73935X575     6104  285253 SH       Sole             36805      0 248448
POWERSHARES     TR SER 1                        73935a104      620   12100 SH       Sole              4100      0   8000
STANDARD & POORS 500 INDEX (SP                  78462F103    10200   69763 SH       Sole              1497      0  68266
AMERICAN CENTY GVT INC CAP PRE                  025081803       48   47971 SH       Sole                        0  47971
WASHINGTON MUTUAL INVESTORS FU                  939330106      218    6490 SH       Sole                        0   6490